Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other expenses
Administrative	$ 5,587	$ 4,484	$ 3,060
Professional services	5,603	4,074	3,316
Maintenance and repairs	3,449	2,388	2,081
Share-based payments to directors	895	924	1,082
Regulatory fees	1,015	978	964
Operating lease of spaces and equipment	717	562	575
Advertising and marketing	557	179	100
Other	354	1,191	344
Total	$ 18,177	$ 14,780	$ 11,522